NOTE 12 - OPTIONS AND WARRANTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options granted, number of shares	300,000	2,670,000
Options cancelled by board	370,000	70,000
Fair value of vested options	$ 249,643	$ 123,998
Common stock issued for services, shares	50,000	10,831,993
Options Exercise 1
Options granted, number of shares		2,250,000
Options granted, immediately vested, number of shares		1,250,000
Options cancelled by board		1,250,000
Cancelled automatically due to termination by clause		1,000,000
Exercise price		$ 0.01
Fair value of vested options	249,643
Options Exercise 2
Options granted, number of shares		350,000
Options cancelled by board		350,000
Exercise price		$ 0.01
Common stock issued for services, shares		150,000
Options Exercise 3
Options granted, number of shares		70,000
Options granted, immediately vested, number of shares		50,000
Exercise price		$ 0.01
Fair value of vested options		123,988
Options Exercise 4
Options granted, number of shares		150,000
Exercise price		$ 1.65
Fair value of vested options		$ 75,000